Schedule of warrant liability (Details) - USD ($)			6 Months Ended		12 Months Ended
	May 10, 2024	Nov. 03, 2023	Feb. 28, 2025	Feb. 29, 2024	Aug. 31, 2024	Aug. 31, 2023
Balance, shares
Change in fair value of warrant liability			$ (35,591)		$ 63,769
Balance, shares			0
Issuance of warrants, shares			884,000
Issuance of warrants			$ 549,059
Warrant Liability [Member]
Balance, shares			1,026,250
Balance, value			$ 41,520
Warrants expired, shares			(1,000,000)
Warrants expired, value			$ (1,455)
Change in fair value of warrant liability			$ (34,136)		$ (63,769)
Translation adjustment, value			(1,720)
Balance, shares			26,250		1,026,250
Balance, value			$ 4,209		$ 41,520
Issuance of warrants, shares	1,000,000	26,250			26,250
Issuance of warrants		$ 48,283			$ 48,283
Issuance of warrants related to the convertible debt, shares					1,000,000
Issuance of warrants related to the convertible debt					56,701